SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2021
Supplemental Information On Oil And Gas Operations
SCHEDULE OF COST INCURRED IN OIL AND GAS PRODUCING ACTIVITIES

	12 Months Ended	12 Months Ended
	September 30, 2021	September 30, 2020
Acquisition of proved properties	$3,699,215	$—
Acquisition of unproved properties	—	—
Development costs	9,403	254,299
Exploration costs	—	—
Total costs incurred	$3,708,618	$254,299

SCHEDULE OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2021	September 30, 2020
Oil and gas revenues	$46,703	$682,786
Production costs	(59,671)	(557,624)
Exploration expenses	—	—
Depletion, depreciation and amortization	(52,439)	(28,660)
Impairment of oil and gas properties	—	—
Result of oil and gas producing operations before income taxes	(65,407)	96,502
Provision for income taxes	—	—
Results of oil and gas producing activities	$(65,407)	$96,502

SCHEDULE OF PROVED RESERVES

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2019	3,992,240	498,180	4,075,270
Revisions(1)	440,160	251,196	482,026
Discoveries and extensions	—	—	—
Sale of reserves(2)	(709,800)	—	(709,800)
Production	(16,240)	(9,196)	(17,773)
September 30, 2020	3,706,360	740,180	3,829,723
Revisions	(88,263)	38,640	(81,823)
Purchase of proved reserves(3)	5,408,560	2,859,590	5,885,158
Sale reserves(4)	(2,826,290)	(618,650)	(2,929,398)
Production	(947)	(1,410)	(1,182)
September 30, 2021	6,199,420	3,018,350	6,702,478

Proved developed reserves:
September 30, 2019	921,410	104,000	938,743
September 30, 2020	549,390	82,430	563,128
September 30, 2021	587,450	411,910	656,102

Proved undeveloped reserves:
September 30, 2019	3,070,830	394,180	3,136,527
September 30, 2020	3,156,970	657,750	3,266,595
September 30, 2021	5,611,970	2,606,440	6,046,377

(1)	Revisions in 2020 included 120,850 bbls additional proved undeveloped reserves due to economic conditions and approximately 373,000 bbls of oil and 242,000 mcf of natural gas added to the ODC Gaines County property due to two additional productive zones evaluated and included in proved reserves.

(2)	During 2020, the Company sold their McMurtry-Loving property.

(3)	Revisions in 2021 included 120,850 bbls in proved undeveloped reserves being classified as probable in the 2021 reserve report, net of other immaterial revisions in several properties.

(4)	During 2021, the Company purchased 1,246 net acres in Martin County, Texas.

(5)	During 2021, the Company sold ODC and Taylor properties.

SCHEDULE OF NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	12 Months Ended
	September 30, 2021	September 30, 2020
Future cash inflows	$355,958,000	$150,694,000
Future production costs(1)	(69,683,000)	(50,268,000)
Future development costs	(71,700,000)	(26,263,000)
Future income tax expenses	(57,206,000)	(19,689,000)
Future net cash flows	157,369,000	54,474,000
10% annual discount for estimated timing of cash flows	(84,100,000)	(33,677,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$73,269,000	$20,797,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

SCHEDULE OF AVERAGE HYDROCARBON PRICES

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2019 (1)	$53.60	$2.51
Year ended September 30, 2020 (1)	$40.30	$1.77
Year ended September 30, 2021 (1)	$55.98	$2.95

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

	12 Months Ended
	September 30, 2021	September 30, 2020
Standardized measure of discounted future net cash flows at the beginning of the year	$20,797,000	$40,833,000
Extensions, discoveries and improved recovery, less related costs	—	—
Sales of minerals in place	(62,682,000)	(7,509,000)
Purchase of minerals in place	125,927,000	—
Revisions of previous quantity estimates	(1,751,000)	5,099,000
Net changes in prices and production costs	32,573,000	(21,863,000)
Accretion of discount	1,498,000	3,416,000
Sales of oil produced, net of production costs	13,000	(125,000)
Changes in future development costs	(21,339,000)	(919,000)
Changes in timing of future production	(2,580,000)	(5,562,000)
Net changes in income taxes	(19,187,000)	7,427,000
Standardized measure of discounted future net cash flows at the end of the year	$73,269,000	$20,797,000